SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Year-End RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.6994	6.4586	6.5286	6.9631
Annual-Average RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.5108	6.4719	6.8984	6.9044